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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06364
Invesco Van Kampen Ohio Quality Municipal Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Ohio Quality
Municipal Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2011

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—164.23%

Ohio—150.85%

Akron (City of) Series 2010 B, Various Purpose GO Bonds	5.00%	12/01/31	$700	$715,806

Akron Bath Copley Joint Township Hospital District (Summa Hospital) Series 1998 A, Hospital Facilities RB	5.38%	11/15/18	335	335,218

Allen (County of) (Catholic Healthcare), Series 2010 B, VRD Hospital Facilities RB (LOC-JP Morgan Chase & Co.) (a)(b)	0.05%	10/01/31	300	300,000

Series 2010 C VRD, Hospital Facilities RB (LOC-Bank of Nova Scotia) (a)(b)	0.04%	06/01/34	1,800	1,800,000

American Municipal Power, Inc. (Hydroelectric Projects) Series 2009 C, RB	5.00%	02/15/20	1,000	1,091,200

American Municipal Power, Inc. (Prairie St. Energy Campus Projects) Series 2008 A, RB (INS-AGL) (c)	5.25%	02/15/19	3,000	3,396,210

Athens (City of) (O’Bleness Memorial Hospital District); Series 2003 A, Ref. Hospital Facilities Improvement RB	7.13%	11/15/33	1,000	965,080

Bowling Green (City of) (University Project) Series 2010, Student Housing RB	5.75%	06/01/31	1,000	967,720

Buckeye (City of) Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	2,500	1,714,250

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Healthcare RB	6.00%	11/01/38	700	579,943

Cleveland (City of), Series 2005, Ref. GO (INS-AGM/AMBAC) (c)	5.50%	10/01/19	1,000	1,192,270

Series 2009 A, Various Purpose GO (INS-AGL) (c)	5.00%	12/01/29	1,000	1,034,800

Cleveland-Cuyahoga (County of) Port Authority (Student Housing Euclid Ave Fenn Project) Series 2005, Port Authority RB (INS-AMBAC) (c)	5.00%	08/01/28	1,000	813,080

Columbus (City of) School District,
Series 2009, School Facility Construction and Improvement GO Bonds	5.00%	12/01/24	1,480	1,624,862

Series 2009, School Facility Construction and Improvement GO Bonds	5.00%	12/01/26	1,000	1,078,180

Cuyahoga (County of) (Cleveland Clinic); Series 2004 B1, VRD RB (a)	0.03%	01/01/39	500	500,000

Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Healthcare & Independent Living Facilities RB	5.75%	05/15/27	395	348,497

Cuyahoga (county of) (Medical Mart/Convention Center Project) Series 2010 F, Economic Development RB	5.00%	12/01/27	500	525,270

Cuyahoga (County of) (Menorah Park Center for Senior Living-Wiggins Project) Series 2003, Healthcare Facilities Mortgage RB	6.80%	02/15/35	1,000	930,940

Dayton (City of) (James M. Cox Dayton International Airport) Series 2003 C, Ref. Airport Improvement RB (INS-RADIAN) (c)(d)	5.35%	12/01/32	1,000	934,640

Erie (County of) (Firelands Regional Medical Center); Series 2002 A, Hospital Facilities RB	5.63%	08/15/32	2,400	2,206,368

Finneytown Local School District Series 1997, School Improvement Unllimited Tax GO Bonds (INS-NATL) (c)	6.20%	12/01/17	500	586,310

Franklin (County of) (Ohio Presbyterian Retirement Services) Series 2010 A, Healthcare Facilities Imporvement RB	5.63%	07/01/26	1,000	998,440

Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2001 A, Health Care Facilities RB (e)(f)	7.13%	07/01/11	1,000	1,015,680

Groveport (Village of) Series 2002, Income Tax Receipts RB (INS-NATL) (c)	5.00%	12/01/20	2,145	2,253,451

Hamilton (County of), Series 2000 B, Sub. Sale Tax CAB RB (INS-AMBAC) (c)(g)	0.00%	12/01/23	2,000	1,067,660

Series 2006 A, Ref. Sub. Sale Tax RB (INS-AGC/AMBAC) (c)	5.00%	12/01/32	1,500	1,516,875

Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Healthcare RB	5.00%	01/01/37	1,250	997,950

Hamilton (County of) (Met Sewer DIstrict) Series 2005 B, Sewer System Improvment RB (INS-NATL) (c)	5.00%	12/01/30	1,000	1,031,870

Hamilton (County of) (Stratford Heights Project-University of Cincinnati) Series 2010, Student Housing RB (INS-AGM) (c)	5.00%	06/01/30	1,000	1,029,580

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	500	504,065

See accompanying notes which are an integral part of this schedule.
          Invesco Van Kampen Ohio Quality Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)

Harrison (City of) Series 2003, Ref. Improvement Wastewater Systems RB (INS-AGM) (c)	5.25%	11/01/20	$1,000	$1,078,010

Kent State University, Series 2009 B, General Receipts RB (INS-AGL) (c)	5.00%	05/01/27	670	699,105

Series 2009 B, General Receipts RB (INS-AGL) (c)	5.00%	05/01/28	1,000	1,036,660

Lakewood (City of) School District Series 2007, Ref. School District GO (INS-AGM) (c)(h)	4.50%	12/01/31	8,000	8,011,200

Lorain (County of) (Catholic Healthcare Partners) Series 2006, Catholic Hospital Facilities RB (INS-AGL) (c)(h)	5.00%	02/01/24	5,840	6,055,496

Lorain (County of) (Catholic Healthcare Partners); Series 2002, Hospital RB	5.38%	10/01/30	1,500	1,504,380

Lorain (County of) Port Authority (U.S. Steel Corp. Project); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	500	506,745

Lucas (County of) (Lutheran Homes) Series 2010 A, Ref. Improvement Healthcare Facility RB	7.00%	11/01/45	1,000	1,017,130

Lucas (County of) (Promedica Healthcare) Series 2011 A, Hospital RB	6.00%	11/15/41	1,000	1,054,790

Lucas (County of) (Sunset Retirement) Series 2000 A, Ref. Improvement Healthcare Facility RB	6.38%	08/15/15	1,000	1,005,330

Medina (City of) School District (School Facilities Project) Series 2008, CPO (INS-AGL) (c)	5.25%	12/01/31	1,000	1,043,090

Miami (County of) (Upper Valley Medical Center) Series 2006, Hospital Facility RB	5.25%	05/15/26	700	700,889

Miamisburg (City of) School District Series 2009, School Facilities Construction and Improvement Unlimited Tax GO Bonds (INS-AGL) (c)	5.00%	12/01/29	1,000	1,034,430

Middleburg Heights (City of) (Southwest General Health Center) Series 1995, Hospital RB (INS-AGM) (c)	5.63%	08/15/15	1,000	1,003,290

Montgomery (County of) (Catholic Health); Series 2006 C-1, RB (INS-AGM) (c)(h)	5.00%	10/01/41	7,500	7,233,000

Montgomery (County of) (Miami Valley Hospital) Series 2009 A, RB	6.25%	11/15/33	1,100	1,149,137

Montgomery (County of) (Miami Valley Hospital); Series 2009 B, RB (f)(i)	5.25%	11/15/14	500	545,415

Montgomery (County of) (St. Leonard); Series 2010, Ref. Improvement MFH RB	6.38%	04/01/30	1,000	965,400

Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation RB	6.20%	12/01/31	1,340	1,089,688

Ohio (State of) Series 2009 B, Ref. Common Schools Unlimited Tax GO Bonds	5.00%	09/15/20	2,000	2,369,480

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB	5.50%	01/01/34	1,000	1,027,380

Ohio (State of) (Republic Services, Inc.); Series 2010, Ref. Solid Waste (f)(i)	1.00%	09/01/11	750	750,000

Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (f)(i)	5.80%	12/01/38	1,500	1,554,330

Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC/FGIC) (c)(h)	4.80%	09/01/36	7,500	7,170,675

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 A, RB	5.70%	08/01/20	625	661,050

Series 2009 C, Ref. PCR Bonds	5.63%	06/01/18	750	812,160

Ohio (State of) Building Authority (Adult Correctional Buliding Fund Project) Series 2009 A, RB	5.00%	10/01/27	1,380	1,450,615

Ohio (State of) Department of Transportation (Panhandle Rail Line Project); Series 1992, COP (INS-AGM) (c)	6.50%	04/15/12	300	301,416

Ohio (State of) Higher Educational Facility Commission (Hospital University) Series 2007, Educatonal Facility RB (INS-BHAC) (c)(h)	4.75%	01/15/46	10,000	9,227,800

Ohio (State of) Higher Educational Facility Comission (University of Dayton Project) Series 2011 A, RB	5.38%	12/01/30	750	769,635

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	600	559,812

Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 F, Residential Mortgage RB (INS-GNMA/FNMA/FHLMC) (c)(h)	5.50%	09/01/39	2,165	2,223,693

Ohio (State of) State Water Development Authority (Allied Waste North America, Inc.); Series 2007 A, Solid Waste RB (d)	5.15%	07/15/15	700	714,455

Ohio (State of) Turnpike Commission Series 2010 A, Ref. RB	5.00%	02/15/31	1,000	1,040,370

Ohio (State of) University, Series 2002 A, General Receipts RB (e)(f)	5.00%	12/01/12	1,000	1,069,430

Series 2010 D, General Receipts RB	5.00%	12/01/30	1,000	1,075,960

See accompanying notes which are an integral part of this schedule.
          Invesco Van Kampen Ohio Quality Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)

Ohio Housing Finance Agency, Series 1985, SFH Mortgage RB (e)(f)(g)	0.00%	01/15/14	$1,000	$879,740

Series 1985, SFH Mortgage RB (e)(f)(g)	0.00%	07/15/14	4,850	4,448,662

Series 1985, SFH Mortgage RB (g)(j)	0.00%	01/15/15	5,550	5,239,477

Ohio Housing Finance Agency (Covenant House Apartments Project) Series 2008 C, MFH Mortgage RB (INS-GNMA) (c)(d)	5.85%	09/20/28	1,350	1,414,152

Ohio Housing Finance Agency (Mortgage-Backed Securities Program) Series 1999 A1, Residential Mortgage RB (INS-GNMA) (c)(d)	5.25%	09/01/30	145	144,994

Ohio Municipal Electric Generation Agency (Joint Venture 5) Series 2001, Beneficial Interest Ctfs. RB (INS-NATL) (c)(g)	0.00%	02/15/30	1,000	345,690

Ross (County of) (Adena Health Systems) Series 2008, Ref. RB (INS-AGC) (c)	5.75%	12/01/35	1,000	1,033,490

Summit (County of), Series 2003, Various Purpose Limited Tax GO Bonds	5.25%	12/01/22	1,820	1,964,927

Series 2003, Various Purpose Limited Tax GO Bonds	5.25%	12/01/23	1,395	1,506,084

Summit (County of) Port Authority (University Akron Student Housing Project) Series 2010, RB	5.00%	01/01/30	500	502,815

Toledo (City of ) School District Series 2003 B, School Facilities Improvement GO Bonds (INS-NATL) (c)	5.00%	12/01/27	500	510,520

Toledo (City of) Series 2010, Ref. Various Puropse Imporvement Limited Tax GO Bonds (INS-AGM) (c)	5.00%	12/01/28	1,000	1,048,160

Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	800	664,104

Tuscarawas (County of) (Twin City Hospital); Series 2007, Hospital Facilities RB (k)	6.10%	11/01/22	500	134,900

Series 2007, Hospital Facilities RB (k)	6.35%	11/01/37	250	67,450

University of Cincinnati, Series 2009 C, General Receipts RB (INS-AGL) (c)	5.00%	06/01/28	1,000	1,036,070

Series 2010 F, General Receipts RB	5.00%	06/01/34	750	750,278

Vandalia Bulter (City of) School District Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/29	1,000	1,041,810

				126,300,984

Guam—1.91%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	850	849,515

Guam (Territory of) Government Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	500	441,540

Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	335	311,547

				1,602,602

Puerto Rico—6.33%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	650	652,002

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2008 WW, Power RB	5.00%	07/01/28	1,000	958,920

Series 2010 CCC, Power RB	5.25%	07/01/27	500	496,225

Series 2010 XX, Power RB	5.75%	07/01/36	350	354,424

Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (c)	5.50%	07/01/27	500	501,565

Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; Series 2009 A, First Sub. Sales Tax RB (e)(f)(i)	5.00%	08/01/11	1,000	1,008,070

Series 2010, First Sub. Sales Tax Conv. CAB RB (l)	6.25%	08/01/33	600	402,456

Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	385	375,960

Series 2010 A, Sales Tax CAB RB (g)	0.00%	08/01/34	2,500	546,775

				5,296,397

Virgin Islands—5.14%

Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	1,000	1,007,270

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2009 A, Sub. RB	6.00%	10/01/39	810	811,498

See accompanying notes which are an integral part of this schedule.
          Invesco Van Kampen Ohio Quality Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virgin Islands—(continued)

Series 2010 A, Sr. Lien RB	5.00%	10/01/29	$750	$701,228

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Notes — Diageo USVI, Inc.); Series 2009 A, Sub. Special Limited Obligation RB	6.75%	10/01/19	700	761,501

Virgin Islands (Government of) Water & Power Authority; Series A, RB	5.00%	07/01/22	1,000	1,022,840

				4,304,337

TOTAL INVESTMENTS(m) —164.23% (Cost $134,662,644)				137,504,320

FLOATING RATE NOTE OBLIGATION(n)—(24.97%) Notes with interest rates ranging from 0.19% to 0.31% at 05/31/11 and contractual maturities of collateral ranging from 02/01/24 to 01/15/46 (See Note 1E)				(20,905,000)

OTHER ASSETS LESS LIABILITIES—2.54%				2,127,970

PREFERRED SHARES—(41.80)%				(35,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$83,727,290

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGL	— Assured Guaranty Ltd.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.*
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation
CPO	— Certificates of Ordinary Participation
Ctfs.	— Certificates
FGIC	— Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
INS	— Insurer
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
Radian	— Radian Asset Assurance, Inc.
RB	— Revenue Bonds
Ref.	— Refunding
SFH	— Single-Family Housing
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Security subject to the alternative minimum tax.

(e)	Advance refunded.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
See accompanying notes which are an integral part of this schedule.
          Invesco Van Kampen Ohio Quality Municipal Trust

(g)	Zero coupon bond issued at a discount.

(h)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1E.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(k)	Defaulted securities. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2011 was $202,350, which represented 0.24% of the Trust’s Net Assets

(l)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	15.20%
Berkshire Hathaway Assurance Corp.	11.93
Assured Guaranty Ltd.	11.15
Financial Guaranty Insurance Co.	5.21

(n)	Floating rate note obligations related to securites held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $39,921,864 are held by the Dealer Trusts and serve as collateral for the $20,905,000 in floating rate note obligations at that date date.
See accompanying notes which are an integral part of this schedule.
          Invesco Van Kampen Ohio Quality Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust
          Invesco Van Kampen Ohio Quality Municipal Trust

will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to
          Invesco Van Kampen Ohio Quality Municipal Trust

significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$137,504,320	$—	$137,504,320

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2011 was $3,999,541 and $6,351,006, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,464,425

Aggregate unrealized (depreciation) of investment securities	(2,666,627)

Net unrealized appreciation of investment securities	$2,797,798

Cost of investments for tax purposes is $134,706,522.
          Invesco Van Kampen Ohio Quality Municipal Trust

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Ohio Quality Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.